Annual Fund Operating Expenses (Vanguard Convertible Securities Fund - Investor Shares, Vanguard Convertible Securities Fund)	12 Months Ended
Nov. 30, 2011
Vanguard Convertible Securities Fund - Investor Shares | Vanguard Convertible Securities Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.56%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.59%